Finance costs	12 Months Ended
Dec. 31, 2023
Finance costs
Finance costs

Note 10. Finance costs

The following table represents finance costs:

	Years Ended December 31,
in €‘000	2023	2022	2021
Interest expense
Accrued interest on license fee payables	27,369	17,282	10,071
Interest on loans and borrowings	3,745	22,121	22,160
Other interest expense	337	634	93
Other finance costs
Other finance costs	2,280	1,410	216
Total	33,731	41,447	32,540